SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

In February 2019, the Company granted RSUs to purchase an aggregate of up to 570,282 Class A shares to its employees pursuant to the 2016 Plan.

In February 2019, the Company designated $59.7 (RUB 3,915 at the exchange rate as of the dates of designation) of deposits with a third party bank as a hedging instrument to hedge its exposure to changes in the fair value of the unrecognized firm commitments on its servers and network equipment arrangements that are attributable to foreign currency risk for the period ending December 31, 2019. The maturities of such deposits are aligned with the purchase payments schedule.

In March 2019, the Company completed the acquisition of 100% of the shares in Znanie Company Limited (“TheQuestion”). TheQuestion is an internet-based question-and-answer social network. The primary purpose of the acquisition of TheQuestion was to enlarge the database of answers to specific search queries and to enhance the quality of search results provided by Yandex’s Search portal. The Company has not presented a purchase price allocation related to the fair values of assets acquired and liabilities assumed because the initial accounting for the acquisition was incomplete as of the issuance date of the consolidated financial statements.